SHARE-BASED PAYMENT ARRANGEMENTS	12 Months Ended
Dec. 31, 2022
SHARE-BASED PAYMENT ARRANGEMENTS

13. SHARE-BASED PAYMENT ARRANGEMENTS

A.	Description of share-based payment arrangements

Stock option plan (equity-settled)

On January 20, 2016, the Company established a stock-option plan that entitles key management personnel and employees to purchase shares in the Company. Under the stock-option plan, holders of vested options are entitled to purchase shares for the exercise price as determined at grant date.

On February 26, 2022, the Company established an omnibus incentive plan providing for up to 20% of the issued and outstanding Common Shares as of the date thereof (being 35.6 million Common Shares, less Common Shares previously outstanding under other equity inventive plans) to be issued as RSUs or Options to directors, officers, employees, and consultants of the Company (the “Omnibus Incentive Plan”). The Omnibus Incentive was approved by shareholders of the Company on June 13, 2022.

THE REAL BROKERAGE, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022 AND 2021

In connection with the graduation to the TSX, the Company amended its Omnibus Incentive Plan (the “A&R Plan”) on July 13, 2022. Pursuant to the A&R Plan, the maximum number of Common Shares issuable pursuant to outstanding Options at anytime shall be limited to 15% of the aggregate number of issued and outstanding Common Shares as of the applicable Award Date less the number of Common Shares issuable pursuant to Options under the A&R Plan or any other security based compensation arrangement of the Company. In addition, the Company is authorized to grant up to 70,000,000 RSUs pursuant to the A&R Plan. The RSU limit is separate and distinct from the maximum of Common Shares reserved for issuance pursuant to Options under the A&R Plan.

Share-based payment transactions of the acquiree in a business combination

When the share-based payment awards held by the employees of an acquiree (acquiree awards) are replaced by the Company’s share-based payment awards (replacement awards), both the acquiree awards and the replacement awards are measured in accordance with IFRS 2 (“market-based measure”) at the acquisition date. The portion of the replacement awards that is included in measuring the consideration transferred in a business combination equals the market-based measure of the acquiree awards multiplied by the ratio of the portion of the vesting period completed to the greater of the total vesting period or the original vesting period of the acquiree award. The excess of the market-based measure of the replacement awards over the market-based measure of the acquiree awards included in measuring the consideration transferred is recognized as remuneration cost for post-combination service.

However, when the acquiree awards expire as a consequence of a business combination and the Company replaces those awards when it does not have an obligation to do so, the replacement awards are measured at their market-based measure in accordance with IFRS 2. All of the market-based measure of the replacement awards is recognized as remuneration cost for post-combination service.

At the acquisition date, when the outstanding equity-settled share-based payment transactions held by the employees of an acquiree are not exchanged by the Company for its share-based payment transactions, the acquiree share-based payment transactions are measured at their market-based measure at the acquisition date. If the share-based payment transactions have vested by the acquisition date, they are included as part of the non-controlling interest in the acquiree. However, if the share-based payment transactions have not vested by the acquisition date, the market-based measure of the unvested share-based payment transactions is allocated to the non-controlling interest in the acquiree based on the ratio of the portion of the vesting period completed to the greater of the total vesting period or the original vesting period of the share-based payment transaction. The balance is recognized as remuneration cost for post-combination service.

THE REAL BROKERAGE, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022 AND 2021

The following table depicts the number of instruments granted apart from the Company’s various acquisitions (in thousands):

Grant Date	Number of Instruments	Vesting Conditions	Contractual Life of Options
Balance December 31, 2020	13,813
On January, 2020	60	25% on first anniversary, then quarterly vesting	10 years
On March, 2020	244	immediate	10 years
On March, 2020	100	quarterly vesting	10 years
On March, 2020	250	25% on first anniversary, then quarterly vesting	10 years
On January, 2021	2,441	25% immediately, 25% on first anniversary, then quarterly vesting	10 years
On January, 2021	165	25% on first anniversary, then quarterly vesting	10 years
On January, 2021	1,670	quarterly vesting	10 years
On March, 2021	241	25% on first anniversary, then quarterly vesting	10 years
On March, 2021	114	quarterly vesting	10 years
On May, 2021	190	25% on first anniversary, then quarterly vesting	10 years
On May, 2021	705	3 years quarterly	10 years
On August, 2021	65	25% on first anniversary, then quarterly vesting	10 years
On August, 2021	450	quarterly vesting	10 years
On November, 2021	1,220	25% on first anniversary, then quarterly vesting	10 years
On November, 2021	559	3 years quarterly	10 years
Balance December 31, 2021	22,287

On March, 2022	240	3 years quarterly vest	10 years
On May, 2022	320	3 years quarterly vest	10 years
On August, 2022	4,000	25% on first anniversary, then 4 years quarterly vesting	10 years
On August, 2022	145	3 years quarterly vest	10 years
On November, 2022	55	3 years quarterly vest	10 years
On August, 2022	10	3 years quarterly vest	10 years
Balance December 31, 2022	27,057

B.	Measurement of fair values

The fair value of the stock-options has been measured using the Black-Scholes formula which was also used to determine the Company’s share value. Service and non-market performance conditions attached to the arrangements were not considered in measuring fair value. The inputs used in the measurement of the fair values at the grant and measurement date were as follows:

	December 31, 2022	December 31, 2021
Share price	$1.05	$3.69
Exercise price	$1.35 to $2.45	$0.87 to $3.40
Expected volatility (weighted-average)	108.0%	156.0%
Expected life (weighted-average)	10 years	10 years
Expected dividends	-%	-%
Risk-free interest rate (based on US government bonds)	1.95 – 2.89%	1.45%

Expected volatility has been based on an evaluation of historical volatility of the company’s share price.

THE REAL BROKERAGE, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022 AND 2021

C.	Reconciliation of outstanding stock-options

The following table outlines the number of options (in thousands) and weighted-average exercise price:

	December 31, 2022		December 31, 2021
	Number of Options	Weighted-Average Exercise Price	Number of Options	Weighted-Average Exercise Price
Outstanding at beginning of year	20,815	$0.71	12,851	$0.27
Granted	4,770	1.61	8,474	1.70
Forfeited/ Expired	(3,883)	(1.47)	(370)	-
Exercised	(1,389)	(0.23)	(140)	(0.13)
Outstanding at end of year	20,313	$0.90	20,815	$0.71
Exercisable as at end of year	11,046		10,295

The stock-options outstanding as of December 31, 2022 had a weighted average exercise price of $0.90 (December 31, 2021: $0.71) and a weighted-average contractual life of 10 years (December 31, 2021: 10 years).

D.	Restricted share unit plan

Restricted share unit plan

On September 21, 2020, the Company established a restricted share unit plan (the “RSU Plan”). Under the RSU Plan agents are eligible to receive RSUs that, upon vesting, entitle the holder to a Common Share or cash payment in lieu of a Common Share. The RSUs are earned in recognition of personal performance and ability to attract agents to Real. The expense recognized in relation to these awards for the period ended December 31, 2022 was $5.5 million. The stock compensation attributable to agent growth was classified as marketing expense. The stock compensation award granted to FTEs was classified as a General and Administrative expense on the audited consolidated statements of loss and comprehensive loss.

RSUs awarded in the agent incentive program purchase plan are based on a percentage of commission withheld to purchase Common Shares. These RSUs are expensed in the period in which those awards are deemed to be earned with a corresponding increase in equity. All awards under this plan are subject to a 12-month vesting period. Agents pay the Company 15% of commissions until the commission paid to the Company totals $12,000, which is defined as the agent “cap” amount (the “Cap”). The Company grants an additional 25% of shares if an agent has not met the Cap and 50% of shares if the agent has met the Cap as a bonus after the 12-month vesting period has passed. The bonuses were adjusted to 15% pre-Cap and 30% post-Cap when the Company surpassed the 5,000 agents milestone on June 16, 2022. The bonus RSUs are expensed in the period the original award is deemed earned with a corresponding increase in stock-based compensation reserve.

RSUs awarded for personal performance and the ability to attract agents earned in recognition of personal performance conditions and are subject to a 3 year vesting period. The Company recognizes this expense during the applicable vesting period based upon the best available estimate of the number of equity instruments expected to vest with a corresponding increase in stock-based compensation reserve.

THE REAL BROKERAGE, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022 AND 2021

The following table illustrates the Company’s stock activity (in thousands of units) for the restricted share unit plan.

Units
Balance at, December 31, 2020	121
Granted	3,951
Vested and Issued	(76)
Forfeited	(31)
Balance at, December 31, 2021	3,965
Granted	16,053
Vested and Issued	(2,504)
Forfeited	(606)
Balance at, December 31, 2022	16,908

The following table provides a detailed breakdown of the stock-based compensation expense as reported in the Consolidated Statement of Loss and Comprehensive Loss.

Stock Based Compensation Expense

The following table provides a detailed breakdown of the stock-based compensation expense (in thousands) as reported in the Consolidated Statement of Loss and Comprehensive Loss.

	Options Expense	RSU Expense	Total	Options Expense	RSU Expense	Total
	December 31, 2022			December 31, 2021
	Options Expense	RSU Expense	Total	Options Expense	RSU Expense	Total
Marketing Expenses – Agent Stock Based Compensation	1,215	4,304	5,519	1,188	1,006	2,194
Marketing Expenses – FTE Stock Based Compensation	-	1	1	135	-	135
Research and Development – FTE Stock Based Compensation	111	101	212	1,545	-	1,545
General and Administrative – FTE Stock Based Compensation	1,702	1,076	2,778	1,316	17	1,333
Total Stock Based Compensation Expense	3,028	5,482	8,510	4,184	1,023	5,207

On May 20, 2021 the Company began transacting under the NCIB to purchase up to 7,170 of its common shares representing approximately 5% of the total 143,404 Common Shares issued and outstanding as of April 30, 2021. Purchases were made at prevailing market prices commencing on or about May 20, 2021 and ending on the earlier of: (i) one year from such commencement; or (ii) the date on which the Company had purchased the maximum number of Shares under the NCIB. The purpose of the purchase of Common Shares under the NCIB is to enable the Company to acquire shares to satisfy its RSU obligations. As of December 31, 2022, there were 8.6 million shares purchased in the amount of $20.7 million.

The Company appointed CWB Trust Services as the Trustee for the purposes of arranging for the acquisition of the Common Shares and to hold the Common Shares in trust for the purposes of satisfying restricted share unit payments well as deal with other administration matters. Through the trustee, RBC Capital Markets was engaged to undertake purchases under the NCIB for the purposes of the RSU Plan. RBC Capital Markets is required to comply with the TSXV NCIB rules in respect of the purchases of Common Shares as the Trustee is considered to be a non-independent trustee by the TSXV for the purposes of the NCIB rules.